RELATED PARTIES - Additional Information (Details) - USD ($)		3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 15, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
RELATED PARTIES [Line Items]
Repayment of promissory note - related party				$ 118,249
Expenses incurred and paid				20,000			$ 240,000
Related Party Loans
RELATED PARTIES [Line Items]
Maximum borrowing capacity of related party promissory note				$ 0			0
Loan conversion agreement warrant		$ 1,500,000			$ 1,500,000		$ 1,500,000
Price of warrant		$ 1.00			$ 1.00		$ 1.00
Related Party Loans | Working capital loans warrant
RELATED PARTIES [Line Items]
Outstanding balance of related party note		$ 0			$ 0		$ 0
Sponsor | Administrative Services Agreement
RELATED PARTIES [Line Items]
Expenses per month	$ 20,000
Expenses incurred and paid		$ 60,000	$ 60,000		$ 180,000	$ 180,000